Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Reconciliation of Distributions Payable to Participants) (Details) - EBP-58-1533433-004 [BSSP] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Distributions to participants per the financial statements	$ 264,246
Distributions payable to participants at December 31, 2024	(251)
Distributions payable to participants at December 31, 2025	39
Distributions to participants per the Form 5500	$ 264,034